                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21590
                        AIG Strategic Hedge Fund of Funds
               (Exact name of registrant as specified in charter)
                              599 Lexington Avenue
                               New York, NY 10022
               (Address of principal executive office) (Zip code)
                                 Robert Discolo
                        AIG Strategic Hedge Fund of Funds
                              599 Lexington Avenue
                               New York, NY 10022
                     (Name and address of agent for service)
       Registrant's telephone number, including area code: (646) 735-0552


                        Date of fiscal year end: March 31

                  Date of reporting period: September 30, 2006


ITEM 1. REPORTS TO STOCKHOLDERS.

                       AIG STRATEGIC HEDGE FUND OF FUNDS

                              FINANCIAL STATEMENTS

                            FOR THE SIX MONTHS ENDED
                               SEPTEMBER 30, 2006
                                  (UNAUDITED)

                       AIG STRATEGIC HEDGE FUND OF FUNDS

                              FINANCIAL STATEMENTS

                            FOR THE SIX MONTHS ENDED

                               SEPTEMBER 30, 2006

                                  (UNAUDITED)

                                    CONTENTS

Schedule of Investments.....................................    3
Statement of Assets and Liabilities.........................    4
Statement of Operations.....................................    5
Statement of Changes in Net Assets..........................    6
Statement of Cash Flows.....................................    7
Notes to Financial Statements...............................    8
Supplemental Information....................................   13

                       AIG STRATEGIC HEDGE FUND OF FUNDS

                            SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 2006
                                  (UNAUDITED)

                                                                             PERCENTAGE OF
                                                                FAIR          FUND'S NET
PORTFOLIO FUND                                    COST          VALUE           ASSETS         LIQUIDITY
--------------                                    ----          -----        -------------     ---------
EQUITY LONG/SHORT
Cantillon Technology, Ltd. (Class A, Series
  A1)........................................  $ 2,000,000   $ 2,143,137          2.91%        Monthly
FrontPoint Offshore Japan Fund, L.P. ........    1,500,000     1,459,412          1.98%        Quarterly
Glenview Capital Partners (Cayman), Ltd. ....    3,000,000     4,393,411          5.96%        Quarterly*
Hunter Global Investors Offshore Fund, Ltd.
  (Class A, Series 1)........................    3,000,000     3,749,448          5.09%        Quarterly*,**
Langlade Absolute Fund, Inc. (Class B1)......    1,500,000     1,511,228          2.05%        Monthly
Mako Europe Fund, Ltd. ......................    1,189,928     1,447,349          1.96%        Monthly
Meditor Cobra Fund, Ltd. (Class B)...........      650,555       692,493          0.94%        Monthly
SLS Offshore Fund, Ltd. (Tranche A)..........    2,250,000     2,698,155          3.66%        Quarterly*
TCS Capital International, Ltd. .............    2,000,000     2,192,401          2.97%        Quarterly
Wellington North River, L.P. (Class A, Series
  1).........................................    2,500,000     2,898,926          3.93%        Quarterly
                                               -----------   -----------        -------
                                                19,590,483    23,185,960         31.45%
                                               -----------   -----------        -------
EVENT DRIVEN
Avenue International, Ltd. (Class A, Series
  A0797).....................................    2,500,000     3,003,647          4.07%        Quarterly*
Bennelong Asia Pacific Multi Strategy Equity
  Fund (Class D).............................    1,000,000       983,613          1.33%        Monthly**
Canyon Value Realization Fund (Cayman), Ltd.
  (Class A)..................................    2,500,000     3,094,908          4.20%        Quarterly
Castlerigg International, Ltd. (Class Aa,
  Series 1)..................................    3,500,000     4,727,189          6.41%        Quarterly*
Oz Asia Overseas Fund, Ltd. .................    1,000,000     1,042,168          1.41%        Quarterly*
OZ Europe Overseas Fund II, Ltd. ............    3,500,000     4,024,440          5.46%        Quarterly
York Investment, Ltd. .......................    4,000,000     5,086,492          6.90%        Quarterly
                                               -----------   -----------        -------
                                                18,000,000    21,962,457         29.78%
                                               -----------   -----------        -------
GLOBAL MACRO
Bridgewater Pure Alpha Fund I, Ltd. (Class
  B).........................................    2,000,000     2,380,199          3.23%        Monthly
Brevan Howard Fund, Ltd. (Class B)...........    2,000,000     2,006,251          2.72%        Monthly**
Graham Global Investment Fund II Fed Policy,
  Ltd. ......................................      667,866       720,999          0.98%        Monthly
The Dorset Energy Fund, Ltd. (Class A).......    1,250,000     1,231,622          1.67%        Monthly**
Winton Futures Fund, Ltd. (Class B)..........    2,023,073     2,109,770          2.86%        Monthly**
                                               -----------   -----------        -------
                                                 7,940,939     8,448,841         11.46%
                                               -----------   -----------        -------
RELATIVE VALUE
FrontPoint Offshore Utility and Energy Fund,
  L.P. ......................................    1,000,000     1,010,009          1.37%        Quarterly
The Fuller & Thaler International Long/Short
  Fund, Ltd. ................................    1,350,000     1,311,606          1.78%        Quarterly
HBK Offshore Fund, Ltd. (Class C)............    3,000,000     3,368,449          4.57%        Quarterly
MKP Offshore Partners, Ltd. .................      997,782     1,039,647          1.41%        Quarterly
MKP Opportunity Offshore, Ltd. ..............    1,012,216     1,073,259          1.46%        Monthly
Polygon Global Opportunities Fund (Class
  C).........................................    3,000,000     4,295,844          5.83%        Quarterly
Suttonbrook Offshore Partners, Ltd. (Class C,
  Series 1)..................................    2,000,000     2,513,399          3.41%        Quarterly*
                                               -----------   -----------        -------
                                                12,359,998    14,612,213         19.83%
                                               -----------   -----------        -------
INVESTMENT COMPANY
Dreyfus Cash Management Fund.................    5,653,206     5,653,206          7.67%
                                               -----------   -----------        -------
TOTAL........................................  $63,544,626   $73,862,677        100.19%
                                               ===========   ===========        =======
  Other assets, less liabilities.............                $  (149,251)
Net Assets...................................                $73,713,426
                                                             ===========

---------------

 * Initial lock-up is applicable.

** Early redemption penalty.
   The accompanying notes are an integral part of these financial statements.

                       AIG STRATEGIC HEDGE FUND OF FUNDS

                      STATEMENT OF ASSETS AND LIABILITIES

                                                              SEPTEMBER 30,
                                                                  2006
                                                              -------------
                                                               (UNAUDITED)
ASSETS
Investments in Portfolio Funds, at fair value (cost
  $63,544,626)..............................................   $73,862,677
Interest and dividends receivable...........................         7,398
Other assets................................................       198,331
                                                               -----------
TOTAL ASSETS................................................    74,068,406
                                                               -----------

LIABILITIES
Payables:
  Due to Investment Manager.................................       183,393
  Professional fees.........................................        79,739
  Incentive fees............................................        56,676
  Other.....................................................        35,172
                                                               -----------
TOTAL LIABILITIES...........................................       354,980
                                                               -----------
NET ASSETS..................................................   $73,713,426
                                                               -----------
COMPOSITION OF NET ASSETS
Represented by:
Paid-in-Capital.............................................   $69,456,543
Accumulated overdistributed net investment income (loss)....    (5,892,851)
Net realized loss on investments............................      (168,317)
Net unrealized appreciation on investments..................    10,318,051
                                                               -----------
NET ASSETS AT END OF PERIOD.................................   $73,713,426
                                                               -----------
NET ASSET VALUE PER SHARE (BASED ON 6,665,074 SHARES
  OUTSTANDING)..............................................   $     11.06
                                                               -----------

   The accompanying notes are an integral part of these financial statements.

                       AIG STRATEGIC HEDGE FUND OF FUNDS

                            STATEMENT OF OPERATIONS

                                                               FOR THE SIX MONTHS
                                                                     ENDED
                                                               SEPTEMBER 30, 2006
                                                               ------------------
                                                                  (UNAUDITED)
INVESTMENT INCOME
Dividend....................................................       $   74,466
                                                                   ----------
TOTAL INVESTMENT INCOME.....................................           74,466
                                                                   ----------
EXPENSES
Investment Management fee...................................          349,594
Professional fees...........................................          331,500
Administration fee..........................................          104,878
Incentive fees..............................................           56,676
Insurance fees..............................................          129,000
Custody fees................................................          (46,149)
Tax expense.................................................          (50,000)
Trustees' fees..............................................           31,500
Miscellaneous fees..........................................           18,000
                                                                   ----------
TOTAL EXPENSES..............................................          924,999
LESS:
  INVESTMENT MANAGEMENT FEE WAIVER..........................          256,303
                                                                   ----------
NET EXPENSES................................................          668,696
NET INVESTMENT LOSS.........................................         (594,230)
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments..........................          734,693
Change in net unrealized appreciation from investments......        1,058,199
                                                                   ----------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS...........        1,792,892
                                                                   ----------
NET INCREASE IN NET ASSETS DERIVED FROM OPERATIONS..........       $1,198,662
                                                                   ----------

   The accompanying notes are an integral part of these financial statements.

                       AIG STRATEGIC HEDGE FUND OF FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX        FOR THE YEAR
                                                                 MONTHS ENDED          ENDED
                                                              SEPTEMBER 30, 2006   MARCH 31, 2006
                                                              ------------------   --------------
                                                                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss.........................................     $  (594,230)       $(1,120,245)
Net realized gain from investments..........................         734,693           (903,010)
Change in net unrealized appreciation from investments......       1,058,199          5,455,356
                                                                 -----------        -----------
NET INCREASE IN NET ASSETS
  DERIVED FROM OPERATIONS...................................       1,198,662          3,432,101
                                                                 -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS...............................              --         (2,759,570)
SHAREHOLDERS' TRANSACTIONS
Proceeds from Shares issued (596,434 and 932,671 shares
  issued respectively)......................................       6,500,000         10,000,000
Proceeds from Shares reinvested (0 and 263,889 shares issued
  respectively).............................................              --          2,759,570
                                                                 -----------        -----------
NET INCREASE IN NET ASSETS
  DERIVED FROM SHARE TRANSACTIONS...........................       6,500,000         12,759,570
                                                                 -----------        -----------
TOTAL NET INCREASE IN NET ASSETS............................       7,698,662         13,432,101
                                                                 -----------        -----------
NET ASSETS AT BEGINNING OF PERIOD...........................      66,014,764         52,582,663
NET ASSETS AT END OF PERIOD.................................     $73,713,426        $66,014,764
                                                                 -----------        -----------

   The accompanying notes are an integral part of these financial statements.

                       AIG STRATEGIC HEDGE FUND OF FUNDS

                            STATEMENT OF CASH FLOWS

                                                             FOR THE SIX MONTHS
                                                                   ENDED          FOR THE YEAR ENDED
                                                             SEPTEMBER 30, 2006     MARCH 31, 2006
                                                             ------------------   ------------------
                                                                (UNAUDITED)
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Net Assets derived from operations.........     $  1,198,662         $  3,432,101
Adjustments to reconcile net increase in Net Assets derived
  from operations to net cash used in operating activities:
Purchases of investments...................................      (11,123,073)         (18,150,555)
Proceeds from dispositions of investments..................       14,448,346           12,049,617
Purchase of short term investments, net....................       (9,400,361)          (2,431,868)
Net realized (gain)/loss from investments..................         (734,693)             903,010
Change in net unrealized appreciation from investments.....       (1,058,199)          (5,455,356)
Change in assets and liabilities:
  DECREASE (INCREASE) IN ASSETS:
  Interest and dividends receivable........................            1,927               (9,046)
  Investments paid in advance..............................          250,000             (250,000)
  Receivable for Investment sold...........................           13,569              (13,569)
  Other assets.............................................         (126,329)              30,628
  (DECREASE) INCREASE IN PAYABLES:
  Due to Investment Manager................................           89,448              (67,698)
  Professional fees........................................         (115,763)              83,283
  Administration fees......................................          (21,347)             (23,338)
  Incentive fees...........................................          (77,699)             (11,899)
  Other....................................................          (21,385)             (53,402)
                                                                ------------         ------------
NET CASH USED IN OPERATING ACTIVITIES......................       (6,676,897)          (9,968,092)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares issued................................        6,500,000           10,000,000
                                                                ------------         ------------
NET CASH PROVIDED BY FINANCING ACTIVITIES..................        6,500,000           10,000,000
Net increase in cash and cash equivalents..................         (176,897)              31,908
Cash and cash equivalents -- beginning of period...........          176,897              144,989
                                                                ------------         ------------
CASH AND CASH EQUIVALENTS -- END OF PERIOD.................     $         --         $    176,897

   The accompanying notes are an integral part of these financial statements.

                       AIG STRATEGIC HEDGE FUND OF FUNDS

                         NOTES TO FINANCIAL STATEMENTS

                               SEPTEMBER 30, 2006

1.  ORGANIZATION

     AIG Strategic Hedge Fund of Funds ("Fund") was organized as a Delaware statutory trust on April 26, 2004 and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a non-diversified, closed-end management investment company. The Fund commenced operations on August 1, 2004. The Fund's shares are not registered under the Securities Act of 1933, as amended, and are subject to substantial limits on transferability and resale. The Fund is an "interval fund" that offers to repurchase a portion of its outstanding shares at net asset value ("NAV"), on a quarterly basis (the Fund commenced repurchases in September 2005).

     The Fund's investment objective is to seek long-term risk-adjusted absolute returns in a variety of capital market conditions. The Fund will pursue its investment objective by investing primarily in investment funds ("Portfolio Funds") managed by a select group of investment managers ("Portfolio Managers") who follow investment strategies (such as macro strategies, event driven strategies, long/short equity strategies and relative value strategies) that have historically exhibited limited or no correlation to each other. The Fund is a "fund of funds" that provides a means for investors in the Fund (each a "Shareholder" and, collectively, the "Shareholders") to participate in investments in private hedge funds by providing a single portfolio comprised of Portfolio Funds.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting polices followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     a.  VALUATION OF THE FUND AND ITS INVESTMENTS

          The Fund computes its NAV as of the last business day of each applicable fiscal period (which may be a week-, month-, quarter- or year-end). In determining its NAV, the Fund will value its investments as of the end of each such period. The NAV per share is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding. Expenses of the Fund, including the Manager's investment management and administrative fees, costs of any borrowings and other expenses are accrued on a monthly basis and taken into account for the purpose of determining NAV.

          The Board of Trustees ("Board") has approved procedures through which the Fund values its investments in Portfolio Funds at fair value. In accordance with these procedures, fair value as of the end of any day on which the Fund's NAV is calculated ordinarily is the value determined as of that day for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported at the time of the Fund's valuation. The fair value of the Fund's interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive with respect to a Portfolio Fund if the Fund's interest in such Portfolio Fund were to be sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund's investments in Portfolio Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate, for each Portfolio Fund. However, because of the inherent uncertainty of portfolio fund valuation, the values determined in accordance with the Fund's fair value procedures may differ significantly from the values that would have been used had a ready market for the investments existed, and the difference could be material. Distributions received or withdrawals from Portfolio Funds, whether in the form of cash or securities, are first applied as a reduction of the Fund's investment cost.

                       AIG STRATEGIC HEDGE FUND OF FUNDS

     b.  INCOME RECOGNITION AND EXPENSES

          Interest income is recorded on the accrual basis. Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis.

          The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's NAV; costs of insurance; offering costs; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of the Board and Shareholders; all costs with respect to communications to Shareholders; and other types of expenses approved by the Board.

     c.  INCOME TAXES

          The Fund intends to qualify and elect to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Fund will generally invest its assets in foreign corporations that would be classified as passive foreign investment companies ("PFICs"). The Fund has elected to have a tax year end of October 31. The Fund's policy is to comply with the provisions of the Code applicable to RICs and to distribute to Shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal Income or excise tax is necessary.

     d.  DIVIDENDS AND DISTRIBUTION

          The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. The adjustment due to permanent differences from accumulated overdistributed net investment income to paid-in capital of $112,500 related to non-deductible offering costs. During the year ended March 31, 2006, prior year accumulated overdistributed net investment income of $112,500 has been reclassified as paid in capital. The reclassification has no effect on net assets.

          All of the distributions to shareholders during the period were ordinary income for tax purposes. The components of net assets are the same for book and tax purposes.

          Pursuant to the automatic dividend reinvestment plan ("DRIP"), Shareholders are presumed to have elected to have all income dividends and capital gains distributions automatically reinvested in shares. Shareholders who affirmatively choose not to participate in the DRIP will receive any income dividends and/or capital gains distributions in cash.

     e.  CASH AND CASH EQUIVALENTS

          Cash and cash equivalents consist of monies invested in a Mellon Bank, N.A. account that pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets and Liabilities.

3.  RELATED PARTY TRANSACTIONS

     Pursuant to an Investment Management Agreement ("Management Agreement") between the Fund and AIG Global Investment Corp. ("Manager"), an indirect wholly-owned subsidiary of American International

                       AIG STRATEGIC HEDGE FUND OF FUNDS

Group, Inc., the Manager is responsible for developing, implementing and supervising the Fund's investment program. As compensation for services provided by the Manager, the Fund pays the Manager a fee ("Management Fee"), accrued monthly and payable quarterly in arrears, at an annual rate of 1.00% of the Fund's month end net assets prior to giving effect to accrual of fees or any purchases of shares.

     The Manager is also entitled to receive an annual Incentive Fee payable quarterly of 5% of the net capital appreciation of the Fund in excess of any "high water mark" to the extent that the Incentive Fee does not reduce net capital appreciation below an annual, non-cumulative preferred return equal to the annualized one-year U.S. Treasury bill rate. Reference to a "high water mark" means that no Incentive Fee is accrued or paid to the Investment Manager unless and until the fair market value of the Fund's net assets exceeds the highest previous value (adjusted for subsequent Share purchases, distributions and any repurchases of shares) for any prior quarter. Any Incentive Fee is calculated only on the amount of any such excess.

     Pursuant to the terms of an Administrative Services Agreement ("Administration Agreement"), the Manager also provides various administration, fund accounting, investor accounting, taxation and transfer agent services to the Fund. In consideration of these services, the Fund pays the Manager a fee, payable monthly, at an annual rate of 0.30% of the Fund's net assets and reimburses the Manager for certain out-of-pocket expenses. Pursuant to the Administration Agreement, the Manager may appoint sub-administrators to provide these services to the Fund. Pursuant to a separate Transfer Agency and Sub-Administration Agreement, the Manager has contracted with BISYS Fund Services Ohio, Inc. ("BISYS"), to provide sub-administration, accounting and investor services to the Fund. BISYS is paid by the Fund directly out of the annual rate of 0.30% of the Fund's net assets payable to Manager.

     Pursuant to an expense limitation agreement, the Manager has agreed to waive investment management and administration fees and/or reimburse the Fund's other expenses (excluding all interest, taxes, brokerage commissions, extraordinary fees and expenses not incurred in the ordinary course of the Fund's business, and any performance fee or incentive fee or compensation paid by the Fund pursuant to the Management Agreement) to the extent necessary for the Fund's annualized expenses to not exceed 1.75% for the period ending on September 30, 2006. Pursuant to the expense limitation agreement, the Manager is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that the expense limitation agreement remains in place and such reimbursement of the Manager by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund at that time. The Manager waived $256,303 in investment management fees during the six-month period ended September 30, 2006.

     AIG Equity Sales Corp., an affiliate of the Manager, serves as the Placement Agent for the Fund and assists in the placing of the shares of the Fund with investors. The Manager or its affiliates pays all of the expenses incurred in the Fund's initial and ongoing placements of shares and, consequently, the Fund does not pay any fees to AIG Equity Sales Corp.

4.  CUSTODIAN FEES

     Mellon Bank, N.A. serves as the custodian of the Fund's assets, and may maintain custody of the Fund's assets with U.S. and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) as approved or authorized by the Board.

5.  SECURITIES TRANSACTIONS

     Aggregate purchases and sales of Portfolio Funds (excluding short-term Portfolio Funds) for the six-month period ended September 30, 2006 amounted to $20,523,434 and $14,448,346 respectively.

     The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Portfolio Funds.

                       AIG STRATEGIC HEDGE FUND OF FUNDS

     At September 30, 2006, the estimated cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, net unrealized appreciation on investments was $10,318,051.

6.  INVESTMENTS

     As of September 30, 2006, the Fund had investments in 29 Portfolio Funds, none of which were related parties.

     The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 2% (per annum) of net assets and performance incentive fees or allocations ranging from 15% to 20% of net profits earned.

7.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Portfolio Funds is limited to the value of these investments as reported by the Fund.

     The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act. The Portfolio Funds invest in actively traded securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. Although the Fund attempts to diversify its risks by investing in Portfolio Funds managed by different third-party managers, the Portfolio Funds may nonetheless independently invest a high percentage of their assets in the same or similar specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive and negative, and may experience increased volatility of the Portfolio Funds' net asset value. The Fund invests in a limited number of Portfolio Funds. Such concentration may result in additional risk.

8.  CONCENTRATIONS AND INDEMNIFICATIONS

     The Fund enters into contracts that contain a variety of indemnifications, in accordance with applicable law. The Fund's maximum exposure under these agreements is unknown. However, the Fund expects the risk of loss to be remote.

9.  LETTER OF CREDIT

     AIG Global Asset Management Holdings Corp., an affiliate of the Fund, entered into a $1,500,000 Stand-by letter of credit agreement with Citibank, N.A. to which the Fund is a beneficiary. The Fund paid (upfront) an annual fee of 0.70% of the letter of credit amount. There were no borrowings outstanding as of September 30, 2006.

                       AIG STRATEGIC HEDGE FUND OF FUNDS

10.  FINANCIAL HIGHLIGHTS

     The following represents the per share operating performance of the Fund, for the period indicated:

                                                                                        PERIOD FROM
                                                                                       AUGUST 1, 2004
                                                                                      (COMMENCEMENT OF
                                                                                        OPERATIONS)
                                                 SIX MONTHS ENDED      YEAR ENDED         THROUGH
                                                SEPTEMBER 30, 2006   MARCH 31, 2006    MARCH 31, 2005
                                                ------------------   --------------   ----------------
                                                   (UNAUDITED)
Net Asset Value, beginning of period..........        $10.88             $10.79           $ 10.00
Net investment loss, net of waivers and
  reimbursements(a)...........................         (0.09)             (0.20)            (0.14)
Realized & unrealized gains (losses) on
  investments.................................          0.27               0.77              1.11
Distributions to shareholders from net
  investment income...........................            --              (0.48)            (0.18)
                                                      ------             ------           -------
Net Asset Value, end of period................        $11.06             $10.88           $ 10.79
                                                      ======             ======           =======
Total return before incentive fee**...........          1.65%              5.42%            10.00%
Incentive Fee.................................         (0.16)%            (0.31)%           (0.29)%
                                                      ------             ------           -------
Total return after incentive fee**............          1.49%              5.11%             9.71%
Ratios to average net assets:
Expenses, before waivers and
  reimbursements(b)***........................          2.64%              3.13%             3.35%*
Expenses, net of waivers and
  reimbursement***............................          1.91%              1.98%             1.98%*
Incentive Fee.................................         (0.16)%            (0.31)%           (0.29)%
                                                      ------             ------           -------
Expenses, net of waivers, reimbursements, and
  incentive fee***............................          1.75%              1.67%             1.69%
Net investment loss, before waivers and
  reimbursements..............................         (2.43)%            (3.03)%           (3.46)%*
Net investment loss, net of waivers and
  reimbursements..............................         (1.70)%            (1.85)%           (2.09)%*
Portfolio turnover rate.......................         17.05%             23.32%             0.00%*

---------------

 (a) The Investment Manager waived and reimbursed fees and expenses for the year ended March 31, 2005.

 (b) Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Portfolio Funds.

  * Annualized.

 ** Total return assumes a purchase of a share in the Fund at the beginning of the period and a sale of a share on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when purchasing a share of the Fund. Total returns for a period of less than a full year are not annualized.

*** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of the period to the net assets for such period.

                            SUPPLEMENTAL INFORMATION
                                  (UNAUDITED)

BASIS FOR BOARD'S APPROVAL OF MANAGEMENT AGREEMENT

     The Board of Trustees, and by a separate vote, the Trustees of who are not "interested persons" of the Fund or the Manager ("Independent Trustees"), approved the continuance of the Management Agreement between the Fund and the Manager with respect to the Fund on April 6, 2006.

     In evaluating the Management Agreement, the Board of Trustees considered a variety of information relating to the Fund and the Manager, in response to a request for information made by counsel to the Fund. The Independent Trustees were provided, in advance of the April 6, 2006 Board meeting, a report prepared by the Manager regarding various services provided to the Fund by the Manager and reviewed that report. Such report included, among other things, information regarding the Manager's personnel, the Manager's revenue and cost of providing services to the Fund, and information concerning the Fund's investment performance, expenses and fees in comparison to similar investment vehicles. The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Management Agreement. Prior to voting, the disinterested Trustees reviewed the proposed continuance of the Management Agreement with management and also met in private sessions with their independent legal counsel at which no representatives of management were present.

     In the course of their deliberations regarding the Management Agreement, the Trustees considered the following factors, among other things: the nature, extent and quality of the services provided by the Manager including the personnel providing such services; the Manager's financial condition; the level of and method used by the Manager in computing the Fund's Management Fee; comparative performance, fee and expense information for the Fund; the profitability of the Fund to the Manager; the direct and indirect benefits, if any, derived by the Manager from the relationship with the Fund; the effect of the Fund's growth and size on the Fund's performance and expenses; the Manager's compliance programs and policies; the Manager's performance of substantially similar duties for other investment vehicles; and any possible conflicts of interest.

     In considering the nature, extent and quality of the services provided by the Manager under the Management Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel, including, among other things, biographical information on the Manager's supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account similar information provided periodically throughout the previous year by the Manager as well as the Trustees' familiarity with the Manager's senior management through Board of Trustees' meetings, discussions and other reports. The Manager's administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Fund under the Management Agreement.

     In considering the Fund's performance, the Board of Trustees noted that the Board reviewed on a regular basis detailed information about the Fund's performance results, portfolio composition and investment strategies. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Management Agreement. The Trustees noted that Fund had, for prior year, underperformed its benchmark index but determined that the Fund's performance was satisfactory given prevailing economic and market conditions and the performance of other similar investment vehicles.

     The Trustees noted that, although relevant comparative data is difficult to compile, the Manager provided the Trustees with information regarding management and administrative fees for a sample of other registered investment companies that use a hedge-fund-of-funds investment strategy. The Trustees further noted that the management, incentive and administrative fees payable to the Manager by the Fund are comparable to the fees paid by such other similar hedge fund of funds. In addition, the Trustees noted that the management and incentive fees payable by the Fund to the Manager are comparable to the fees that the Manager charges to its private fund clients with similar alternative investment strategies. Also, the Trustees noted that the Manager is not yet making a profit from its operations with respect to the Fund as the Manager has been waiving its fees and reimbursing the

Fund for expenses pursuant to an expense limitation agreement with the Fund. Finally, the Trustees noted that the Fund's assets are not yet sufficient to expect economies of scale to be present.

     In reapproving the Management Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weight to various factors considered.

CONCLUSIONS

     The Trustees reached the following conclusions regarding the Management Agreement, among others: (a) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (b) the Manager maintains appropriate compliance programs; and (c) the Fund's management expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager. Based on their conclusions, the Trustees determined that reapproval of the Management Agreement would be in the interests of the Fund and its shareholders.

  FUNDAMENTAL PERIODIC REPURCHASE POLICY

     The Fund is an "interval fund" that offers to repurchase a portion of its outstanding shares at net asset value ("NAV"), on a quarterly basis (the Fund commenced repurchases in September 2005). The Fund has adopted share repurchase policies as fundamental policies. This means the policies may not be changed without the vote of the majority of Shareholders. These policies provide that beginning in September 2005, and thereafter on a quarterly basis in the months of March, June, September and December, the Fund will offer to repurchase a designated percentage of the outstanding shares from Shareholders ("Repurchase Offers").

     At the beginning of each Repurchase Offer, the Fund will send Shareholders a written notification about the Repurchase Offer, explaining how they may request that the Fund repurchase their Fund shares and the deadline for Shareholders to submit their repurchase requests ("Repurchase Request Deadline"), which is the date the Repurchase Offer ends. The time between the sending of the notification to the Shareholders and the Repurchase Request Deadline may vary from no more than six weeks to no less than three weeks. The Repurchase Request Deadline will occur during the months of March, June, September and December, respectively. The repurchase price of the shares will be the net asset value as of the close of the NYSE (4:00 p.m. Eastern time) on the date on which the repurchase price of the shares will be determined ("Repurchase Pricing Date"). The Repurchase Pricing Date may occur no later than the fourteenth day after the Repurchase Request Deadline or the next business day if the fourteenth day is not a business day. Within such fourteen-day period, the Fund may use an earlier Repurchase Pricing Date under certain circumstances.

     An early repurchase fee equal to 2% of the value of the shares repurchased by the Fund will apply if the date as of which the shares are valued for purposes of the repurchase is within one year following the date of the Shareholder's initial investment in the Fund. If applicable, the early repurchase fee will be deducted before payment of the proceeds of a repurchase.

  AUTOMATIC DIVIDEND REINVESTMENT PLAN

     Pursuant to the automatic dividend reinvestment plan ("DRIP"), Shareholders are presumed to have elected to have all income dividends and capital gains distributions automatically reinvested in shares. Shareholders who affirmatively choose not to participate in the DRIP will receive any income dividends and/or capital gains distributions in cash. Each Shareholder whose shares are registered in its own name will automatically be a participant under the DRIP, unless such Shareholder specifically elects to receive all dividends and/or capital gain distributions in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 45 days prior to a distribution, the request will be effective only with respect to distributions after the 45 day period. A Shareholder whose shares are registered in the name of a nominee must contact the nominee regarding its status under the DRIP, including whether such nominee will participate on such Shareholder's behalf.

     A Shareholder may elect to:

        - reinvest both dividends and capital gain distributions;

        - receive dividends in cash and reinvest capital gain distributions; or

        - receive both dividends and capital gain distributions in cash.

     Generally, for U.S. federal income tax purposes, Shareholders receiving shares under the DRIP will be treated as having received a distribution equal to the amount payable to them in cash as a distribution had the Shareholder not participated in the DRIP.

     Shares will be issued pursuant to the DRIP at their net asset value determined on the next valuation date following the ex-dividend date. There is no placement fee or other charge for reinvestment. A request must be received by the Fund before the record date to be effective for that dividend or capital gain distribution. The Fund may terminate the DRIP at any time.

I.  PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

II.  PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information about how the investment advisor voted proxies for the twelve month period ended June 30 is available without charge upon request by calling the AIG Global Investment Corp. at [212-770-9162] and on the SEC's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     (a) Not applicable to semi-annual reports.
     (b) No changes to portfolio management team.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No matters were submitted.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("1940 Act")) ("Disclosure Controls"), as of a date within 90 days prior to the filing date ("Filing Date") of this Form N-CSR ("Report"), the Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               AIG Strategic Hedge Fund of Funds
            ------------------------------------------------------------------------------------


By (Signature and Title)   /s/ Robert Discolo
                        ------------------------------------------------------------------------
                           Robert Discolo, President and Principal Executive Officer

Date November 28, 2006
     ---------------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)   /s/ Robert Discolo
                        ------------------------------------------------------------------------
                           Robert Discolo, President and Principal Executive Officer


Date November 28, 2006
     ---------------------------------------------------


By (Signature and Title)   /s/ Philip J. Dunne
                        ------------------------------------------------------------------------
                           Philip J. Dunne, Treasurer and Principal Financial Officer

Date November 28, 2006
     ---------------------------------------------------